Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2019	293,690,456
Balance at Dec. 31, 2019	$ 960,404	$ 26,278	$ (752)	$ 1,079,914	$ 2,065,844
Statement Line Items [Line Items]
Net earnings (loss)	0	0	0	408,538	408,538
Other comprehensive (loss) income	0	0	12,352	0	12,352
Share-based compensation expense	$ 0	10,564	0	0	10,564
Issued on exercise of stock options (in shares)	1,490,465
Issued on exercise of stock options	$ 10,641	(3,291)	0	0	$ 7,350
Issued under the employee share purchase plan (in shares)	520,165				125,350
Issued under the employee share purchase plan	$ 1,096	0	0	0	$ 1,096
Issued on redemption of restricted share units (in shares)	126,820
Issued on redemption of restricted share units	$ 2,981	(2,950)	0	0	31
Dividends declared	$ 0	0	0	(39,757)	(39,757)
Balance (in shares) at Dec. 31, 2020	295,827,906
Balance at Dec. 31, 2020	$ 975,122	30,601	11,600	1,448,695	2,466,018
Statement Line Items [Line Items]
Net earnings (loss)	0	0	0	(381,768)	(381,768)
Other comprehensive (loss) income	0	0	(4,771)	0	(4,771)
Share-based compensation expense	$ 0	3,590	0	0	3,590
Issued on exercise of stock options (in shares)	756,056
Issued on exercise of stock options	$ 5,492	(1,458)	0	0	$ 4,034
Issued under the employee share purchase plan (in shares)	137,023				137,203
Issued under the employee share purchase plan	$ 1,175	0	0	0	$ 1,175
Issued on redemption of restricted share units (in shares)	343,765
Issued on redemption of restricted share units	$ 2,306	(1,924)	0	0	382
Dividends declared	$ 0	0	0	(45,044)	(45,044)
Balance (in shares) at Dec. 31, 2021	297,064,750
Balance at Dec. 31, 2021	$ 984,095	$ 30,809	$ 6,829	$ 1,021,883	$ 2,043,616